Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum purchase commitments	Total purchase obligations contracted but not yet reflected in the consolidated financial statements as of December 31, 2023 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	RMB	RMB	RMB	RMB	RMB	RMB
Purchase commitments	85,354	72,021	6,667	6,667	—	—

Schedule of future minimum capital commitments
Total capital expenditures contracted but not yet reflected in the consolidated financial statements as of December 31, 2023 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
	RMB	RMB	RMB	RMB	RMB	RMB
Capital commitments	39,504	38,502	1,002	—	—	—

Investment commitment
The investment commitment represents the Group's investment in a joint venture with smart Automobile Co., Ltd. and total investment commitment contracted but not yet reflected in the consolidated financial statements as of December 31, 2023 was as follows:

	Total	Less than one year	1–2 Years	2–3 Years	3–5 Years	Over 5 Years
	RMB	RMB	RMB	RMB	RMB	RMB
Investment commitment	49,000	49,000	—	—	—	—